Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Changes in property, plant and equipment for the Group are as follows:

Amounts in thousands USD	Leasehold improvement	Plant and machinery	Furniture, fittings and equipment	Construction in progress for property, plant and equipment	Total
Cost
As of January 01, 2021	$659	$3,393	$3,294	$76	$7,422
Additions	3,147	4,836	1,180	1,319	10,482
Transfers	92	200	(63)	(597)	(368)
Disposals	(569)	(21)	(495)	—	(1,085)
Translation differences	(6)	(373)	(325)	(45)	(749)
As of December 31, 2021	$3,323	$8,035	$3,591	$753	$15,702
Additions	855	2,302	1,722	2,414	7,293
Transfers	(117)	353	106	(342)	—
Disposals	(74)	(220)	(740)	—	(1,034)
Translation differences	(25)	(763)	(405)	(93)	(1,286)
As of December 31, 2022	$3,960	$9,707	$4,275	$2,733	$20,675
Amortization and impairment
As of January 01, 2021	$207	$728	$713	$—	$1,648
Depreciation for the period	238	1,069	727	—	2,034
Transfers	1	(128)	59		(68)
Disposals	(370)	(11)	(69)		(450)
Translation differences	(1)	(55)	(102)	—	(158)
As of December 31, 2021	$75	$1,603	$1,328	$—	$3,006
Depreciation for the period	722	1,814	594	—	3,130
Transfers	(24)	—	24	—	—
Disposals	—	(14)	(191)	—	(205)
Translation differences	(2)	(137)	(173)	—	(312)
As of December 31, 2022	$771	$3,266	$1,582	$—	$5,619
Net Book Value
As of December 31, 2022	$3,189	$6,441	$2,693	$2,733	$15,056
As of December 31, 2021	$3,248	$6,432	$2,263	$753	$12,696